Form N-1A Cover	Oct. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	James Advantage Funds
Document Effective Date	Nov. 01, 2026
Entity Central Index Key	0001045487
Document Creation Date	Oct. 28, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Prospectus Date	Nov. 01, 2026